LEBENTHAL FUNDS, INC.
SEMI-ANNUAL REPORT
MAY 31, 1998
(UNAUDITED)



LEBENTHAL
FUNDS, INC.

120 BROADWAY, NEW YORK, NY 10271
212-425-6116
OUTSIDE NYC TOLL FREE 1-800-221-5822


_______________________________________________________________________________

Dear Shareholder:

The Lebenthal bond funds continue to do well versus their peer funds. For the twelve months ended May 31,1998, Lipper Analytical Services, Inc., (Lipper) ranked the $143.4 million Lebenthal New York Fund--class A #7 of the 90 NY funds listed as being peer funds. For the three years ended May 31,1998, Lipper ranked the NY Fund--class A #3 out of 80 peer funds. For the five years ended May 31,1998, Lipper ranked the NY Fund--class A #1 out of 49 peer funds.

The performance records of the $7.9 million Lebenthal New Jersey and $15.3 million Lebenthal Taxable Municipal Bond funds relative to their peers have also been excellent.

Total returns as provided by Lipper are historical and do not include the sales charge of 4.5%. Fees waived by the Lebenthal New Jersey and Lebenthal Taxable Municipal Bond Funds may have had a material effect on the total return figures.

For the year ended May 31, Lipper ranked (a) the Lebenthal New Jersey Fund #2 of 57 New Jersey funds listed as being peer funds and (b) the Lebenthal Taxable Municipal Fund #5 of 138 taxable funds listed as being peer funds. For the three years ended May 31, Lipper ranked (a) the New Jersey Fund #1 of 48 New Jersey funds listed as being peer funds and (b) the Taxable Municipal Fund #2 out of 138 taxable funds listed as being peer funds.

The total return statistics of the Lebenthal funds for the year ended May 31,1998, were 10.50% for the New York Fund, 10.21% for the New Jersey Fund, and 16.50% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on June 1,1997, reinvested the monthly dividends, and sold on May 31,1998, would have offset the full sales charge and still have received $1,055.20 from the New York Fund, $1,052.10 from the New Jersey Fund, and $1,111.80 from the Taxable Municipal Fund.

The total return statistics of the Lebenthal funds for the three years ended May 31,1998, were 26.37% for the New York Fund, 26.45% for the New Jersey Fund, and 36.01% for the Taxable Municipal Bond Fund. These figures do not reflect the maximum 4.5% sales charge. Taking that into account, an investor who put $1,000 into each of the funds on June 1,1995, reinvested the monthly dividends, and sold on May 31,1998, would have offset the full sales charge and still have received $1,207.60 from the New York Fund, $1,207.70 from the New Jersey Fund, and $1,298.89 from the Taxable Municipal Fund.

The cumulative total return of the Lebenthal New York Fund for the five years ended May 31,1998, was 39.52% excluding the 4.5% maximum sales charge and 33.12% if the full 4.5% load had been paid on June 1,1993. All total return figures assume reinvestment of monthly dividends and capital gains and fluctuations in share prices.

The cumulative total return of each fund, assuming payment of a full 4.5% load, from inception through May 31,1998, was (a) 63.98% for the Lebenthal New York Municipal Bond Fund (June 24,1991); (b) 18.80% for the Lebenthal New Jersey Bond Fund (December 1,1993); and (c) 38.33% for the Lebenthal Taxable Municipal Bond Fund (December 1,1993).


The SEC yields of the three funds at their May 31, 1998, offering prices were:
New York, 4.21%; New Jersey, 4.28%; and Taxable Municipal, 5.88%. SEC yield quotations are based on investment income per share earned during a particular 30 day period, less expenses accrued during such period (net investment income), and are computed by dividing the fund's net investment income by its share price on the last day of the period in accordance with the formula prescribed by the SEC.

Each of the Lebenthal Funds has been and continues to be positioned defensively in high quality securities that can be readily sold if market conditions change. We think that caution is desirable because fixed-income investors could eventually redirect their attention from the Asian financial debacle to the extremely strong growth of the economies in the U.S., Canada, Mexico, Brazil, and most of Europe. In other words, we think the downside risk in bonds outweighs the upside potential over the next year. Please note that we are only "cautious", not bearish. For the long run, we think that tax-exempt bonds are good buys at current yield levels versus other investment alternatives and versus inflation. In any case, we are almost always fully invested because we have learned that successfully forecasting interest-rate inflection points is largely impossible.

Please be mindful that the information and statistics included in this commentary are not guaranteed. However, they have been obtained from reliable sources and are believed to be accurate.

Note: Past performance is no guarantee of the future. No assurance can be given that the funds will achieve their objectives. Share price and investment return will fluctuate, and on the day you sell, the value of your shares may be worth more or less than the original investment. For more complete information, including all sales charges, send for a free prospectus. Read it carefully before you invest or send money.

We thank you for the opportunity to be of service.

Very truly yours,


JAMES L. GAMMON


LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (97.19%)
------------------------------------------------------------------------------------------------------------------------
$  1,600,000    Long Island Power Authority, New York Electric System,
                5.50%, due 12/01/29                                              $   1,616,080        Baa1        A-
     760,000    Metropolitan Trans Authority, New York Commuter Facility,
                5.375%, due 07/01/27, (FGIC Insured)                                   772,988        Aaa         AAA
   1,000,000    Metropolitan Trans Authority, New York Commuter Facility -
                Series R,
                5.50%, due 07/01/17                                                  1,021,220        Baa1        BBB+
   2,100,000    Metropolitan Trans Authority, New York Commuter Facility -
                Series A,
                5.25%, due 07/01/28                                                  2,068,647        Baa1        BBB+
   1,285,000    Monroe County, New York IDA Civic Facility
                (DePaul Community Facility),
                6.50%, due 02/01/24, (SONYMA Insured)                                1,410,326        Aa
     500,000    Monroe County, New York IDA Civic Facility (Nazareth College),
                5.25%, due 04/01/23, (MBIA Insured)                                    499,965        Aaa         AAA
     405,000    New York, New York, (Prerefunded) - Series C,
                7.25%, due 08/15/24                                                    444,390        AAA         BBB+
   1,265,000    New York, New York (Unrefunded Balance) -
                Series C, General Obligation,
                7.25%, due 08/15/24                                                  1,367,022        A3          BBB+
   2,035,000    New York, New York-Series I, General Obligation,
                6.25%, due 04/15/27                                                  2,319,696        A3          BBB+
   2,365,000    New York, New York (Unrefunded Balance) - Series C,
                6.25%, due 04/15/27                                                  2,566,924        A3          BBB+
   1,150,000    New York, New York, City Municipal Water - Series B,
                5.75%, due 06/15/26, (MBIA Insured)                                  1,215,562        Aaa         AAA
   1,705,000    New York State Dormitory Authority (Health Facilities),
                5.50%, due 05/15/24, (FSA Insured)                                   1,752,348        Aaa         AAA
   2,400,000    New York State Dormitory Authority (Saint Vincent's Hospital),
                7.40%, due 08/01/30, (FHA Insured)                                   2,652,624        Aa2         AAA
   6,990,000    New York State Dormitory Authority (Highlands Living),
                6.60%, due 02/01/34, (FHA Insured)                                   7,747,087                    AA
   2,330,000    New York State Dormitory Authority
                (Presbyterian Residential Community),
                6.50%, due 08/01/34, (FHA Insured)                                   2,538,698                    AA
   3,500,000    New York State Dormitory Authority
                (Jewish Geriatric - Long Island),
                7.35%, due 08/01/29, (FHA Insured)                                   4,042,115                    AAA
   5,190,000    New York State Dormitory Authority (Niagara Frontier Home),
                6.40%, due 02/01/35, (FHA Insured)                                   5,684,555                    AA
   1,000,000    New York State Dormitory Authority
                (St. Lukes Home Residential Health),
                6.375%, due 08/01/35, (FHA Insured)                                  1,099,150                    AA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$  3,900,000   New York State Dormitory Authority
               (Nottingham Retirement Community),
               6.125%, due 07/01/25, (SONYMA Insured)                            $   4,240,782        Aa
   4,755,000   New York State Dormitory Authority (Geneva Nursing Home),
               6.20%, due 08/01/35, (FHA Insured)                                    5,167,734                    AA
   3,300,000   New York State Dormitory Authority (Ellis Hospital),
               5.60%, due 08/01/25, (MBIA/FHA Insured)                               3,402,333        Aaa         AAA
   5,750,000   New York State Dormitory Authority (Nursing Home-St. Johns Health),
               6.25%, due 02/01/36, (FHA Insured)                                    6,281,588                    AA
   2,730,000   New York State Dormitory Authority (Jewish Home of Central NY),
               LOC Onbank & Trust Co., 6.25%, due 07/01/25                           2,995,056        Aaa
     500,000   New York State Dormitory Authority (Dept. Of Education),
               5.75%, due 07/01/21                                                     526,570        Aaa         AAA
   2,400,000   New York State Dormitory Authority (Nursing Home),
               6.125%, due 02/01/36, (FHA Insured)                                   2,571,504                    AAA
   3,000,000   New York State Dormitory Authority (Methodist Hospital),
               6.05%, due 02/01/34, (AMBAC/FHA Insured)                              3,270,180        Aaa         AAA
     750,000   New York State Dormitory Authority
               (Grace Manor Health Care Facility),
               6.15%, due 07/01/18, (SONYMA Insured)                                   826,335        Aa2
   4,000,000   New York State Dormitory Authority (Nursing Home-Menorah Campus),
               6.10%, due 02/01/37, (FHA Insured)                                    4,284,880                    AAA
     700,000   New York State Dormitory Authority (Millard Fillmore Hospital),
               5.375%, due 02/01/32, (AMBAC/FHA Insured)                               707,273        Aaa         AAA
   1,000,000   New York State Dormitory Authority
               (Nursing Home-Rosalind & Joseph),
               5.70%, due 02/01/37, (AMBAC/FHA Insured)                              1,042,970        Aaa         AAA
     750,000   New York State Dormitory Authority (Chapel Oaks Inc.),
               5.45%, due 07/01/26, (LOC-Allied Irish Bank)                            755,910        Aa3
   2,000,000   New York State Dormitory Authority
               (Hospital United Health Services),
               5.375%, due 08/01/27, (AMBAC/FHA Insured)                             2,026,680                    AAA
   2,570,000   New York State Dormitory Authority
               (State University Educational Facilities),
               5.125%, due 05/15/27                                                  2,511,173        A3          A-
   1,500,000   New York State Dormitory Authority
               (Hunts Point Multi-Service Center),
               5.625%, due 07/01/22, (SONYMA Insured)                                1,549,605        Aa2
   1,000,000   New York State Dormitory Authority
               (FHA-Hospital New York Presbyterian),
               5.00%, due 08/01/32, (AMBAC Insured)                                    965,030        Aaa         AAA
     500,000   New York State Dormitory Authority (Saint Barnabas Hospital),
               5.45%, due 08/01/35, (AMBAC/FHA Insured)                                509,740        Aaa         AAA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$  1,000,000    New York State Dormitory Authority (FHA-Nursing Home -
                Center for Nursing), 5.55%, due 08/01/37, (FHA Insured)          $   1,022,130                    AA
   1,000,000    New York State Energy Research & Development Authority -
                Electric Facilities - (Long Island Lighting), 7.15%, due 02/01/22    1,099,220        Ba1         A-
   1,000,000    New York State Energy Research &
                Development Authority-Gas Facilities,
                (Brooklyn Union Gas), 6.75%, due 02/01/24, (MBIA Insured)            1,090,640        Aaa         AAA
     500,000    New York State Energy Research & Development Authority -
                Pollution Control - (Niagara Mohawk Power Corporation),
                6.625%, due 10/01/13, (FGIC Insured)                                   542,970        Aaa         AAA
   3,400,000    New York State Housing Finance Agency
                (Phillips Village Project - Series A),
                7.75%, due 08/15/17, (FHA/SONYMA Insured)                            3,781,990        A2
   1,500,000    New York State Housing Finance Agency
                (Insured-Multifamily Mortgage -
                Series C), 6.50%, due 08/15/24, (FHA Insured)                        1,572,240        Aa2         AAA
   1,990,000    New York State Housing Finance Agency
                (Housing Project Mortgage -
                Series A), 6.125%, due 11/01/20, (FSA Insured)                       2,153,618        Aaa         AAA
   2,515,000    New York State Housing Finance Agency
                (Multifamily Housing - Second Mortgage - Series C),
                6.10%, due 08/15/28, (SONYMA Insured)                                2,659,210        Aa2
   2,000,000    New York State Housing Finance Agency
                (Multifamily Housing - Series D),
                6.10%, due 11/15/36, (FHA Insured)                                   2,135,460                    AAA
   1,750,000    New York State Medical Care Facilities Finance
                Agency (Hospital & Nursing
                Home) - Series D, 6.60%, due 02/15/31, (FHA Insured)                 1,913,905                    AAA
   6,750,000    New York State Medical Care Facilities
                Finance Agency - Series B,
                6.60%, due 08/15/34, (FHA Insured)                                   7,484,265        Aa2         AA
      60,000    New York State Medical Care Facilities Finance Agency,
                7.30%, due 02/15/21                                                     66,310        A3          A-
   5,300,000    New York State Medical Care Facilities Finance
                Agency - Series A,
                6.90%, due 08/15/34, (AMBAC/FHA Insured), Prerefunded                6,188,015        Aaa         AAA
   6,950,000    New York State Medical Care Facilities Finance
                Agency - Mortgage Project -
                Series C, 6.375%, due 08/15/29, (FHA Insured)                        7,575,778        Aa2         AA
   2,505,000    New York State Medical Care Facilities Finance Agency
                (Mortgage Project - Series A),
                6.50%, due 02/15/35, (FHA Insured)                                   2,754,222        Aa2         AA
   5,000,000    New York State Medical Care Facilities
                Finance Agency (Mortgage Project -
                Series E), 6.375%, due 02/15/35, (FHA Insured)                       5,481,550        Aa2         AA
   1,000,000    New York State Urban Development Corp, (Senior Lien Corp.),
                5.50%, due 07/01/26, (HUD Insured)                                   1,025,640        Aaa         AAA
   1,600,000    Oswego County New York Development Agency,
               (Seneca Hill Project -
                Series A), 5.65%, due 08/01/37, (FHA Insured)                        1,653,456                    AA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL NEW YORK MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$    600,000    Oswego County New York Development Agency, (Saint Luke
                Residential Health - Series A), 5.40%, due 02/01/38, (FHA Insured)$     604,608                   AAA
   1,000,000    Otsego County New York Development Agency, (Bassett Healthcare
                Project B), 5.375%, due 11/01/20, (MBIA Insured)                     1,011,260                    AAA
   3,000,000    Syracuse New York Housing Authority-Series A,
                5.80%, due 08/01/37, (FHA Insured)                                   3,134,400                    AAA
                TOTAL MUNICIPAL BONDS (COST $128,448,739)                          139,405,627

   SHARES
------------
CLOSED-END FUNDS (.79%)
_______________________________________________________________________________________________________________________
      77,428    Muniyield New York Insured Fund II                                   1,137,224
                TOTAL CLOSED-END FUNDS (COST $1,120,355)                             1,137,224
                TOTAL INVESTMENTS (97.98%) (COST $129,569,094)#                    140,542,851
                CASH AND OTHER ASSETS, NET OF LIABILITIES (2.02%)                    2,895,657
                NET ASSETS (100.00%)                                             $ 143,438,508


#    AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS IDENTICAL.

     AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES, ARE $10,980,025 AND $6,268 RESPECTIVELY, RESULTING IN NET UNREALIZED APPRECIATION OF $10,973,757.

     KEY:
     AMBAC   =  AMBAC INDEMNITY CORPORATION
     FGIC    =  FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA     =  FEDERAL HOUSING ADMINISTRATION
     DHUD    =  DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
     FSA     =  FINANCIAL SECURITY ASSURANCE, INC.
     MBIA    =  MUNICIPAL BOND INSURANCE ASSOCIATION
     MHRB    =  MULTI-FAMILY HOUSING REVENUE BOND
     SONYMA  =  STATE OF NEW YORK MORTGAGE AGENCY
     LOC     =  LETTER OF CREDIT

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (88.90%)
------------------------------------------------------------------------------------------------------------------------
$    125,000    Cape May County, New Jersey Industrial Pollution Control Financing
                Authority, Atlantic City Electric Company Project A,
                7.20%, due 11/01/29, (MBIA Insured)                              $     143,474        Aaa         AAA
     110,000    Essex County, New Jersey Import Authority County Correctional
                Facility - Series A, 5.70%, due 01/01/27, (FGIC Insured)               115,879        Aaa         AAA
      70,000    Essex County, New Jersey Import Authority
                Orange School District - Series A,
                6.95%, due 07/01/14, (MBIA Insured)                                     81,004        Aaa         AAA
     200,000    Guam Housing Corp., Single Family - Series A,
                5.75%, due 09/01/31, (FHLMC Insured)                                   211,382                    AAA
     100,000    Irvington, New Jersey Housing & Mortgage Finance Authority,
                6.50%, due 02/01/24, (FHA Insured)                                     106,232                    AAA
     300,000    Middlesex County New Jersey Import Authority, 5.90%, due 9/15/21       322,245        A1          A+
     100,000    New Jersey Economic Development Authority, Economic Development
                Revenue - American Airlines Inc. Project, 7.10%, due 11/01/31          108,759        Baa2        BBB-
     250,000    New Jersey Economic Development Authority, Economic Development
                Revenue - Bancroft Incorporated Obligation Group,
                6.05%, due 12/01/25, (Connie Lee Insured)                              272,175                    AAA
     150,000    New Jersey Economic Development Authority, Economic Development
                Revenue Refunding - Burlington Coat Factory, 6.125%, due 09/01/10,
                (LOC - First Union National Bank)                                      164,460        Aa3
     150,000    New Jersey Economic Development Authority, Economic Development
                Revenue W.Y. Urban Holding Company, 6.50%, due 06/01/15,
                (LOC - Natwest Bank)                                                   163,623                    A
     200,000    New Jersey Economic Development Authority, Economic Development
                Revenue Heath Village Project, 6.00%, due 05/01/16,
                (LOC - First Union National Bank)                                      216,066                    A+
     100,000    New Jersey Economic Development Authority, Pollution Control Revenue
                PSE&G Co. Project, 6.40%, due 05/01/32, (MBIA Insured)                 108,481        Aaa         AAA
     100,000    New Jersey Economic Development Authority, N. J. American Water Co.
                Project A, 6.875%, due 11/01/34, (FGIC Insured)                        113,000        Aaa         AAA
      85,000    New Jersey Health Care Facilities Financing
                Authority - Irvington General Hospital Issue - Series 1994,
                6.40%, due 08/01/25, (FHA Insured)                                      93,740                    AAA
     125,000    New Jersey Health Care Facilities Financing Authority - General
                Hospital Center at Passaic, 6.75%, due 07/01/19, (FSA Insured)         151,105        Aaa         AAA
     100,000    New Jersey Health Care Facilities Financing
                Authority Revenue Monmouth Medical Center Issue - Series C,
                6.25%, due 7/01/24, (FSA Insured)                                      110,075        Aaa         AAA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$    150,000    New Jersey Health Care Facilities Financing Authority
                Revenue St. Joseph's Hospital & Medical Center,
                6.00%, due 7/01/26, (Connie Lee Insured)                         $     162,011                    AAA
     100,000    New Jersey Health Care Facilities Financing Authority,
                AHS Hospital - Series A,
                5.00%, due 07/01/27, (AMBAC Insured)                                    97,599        Aaa         AAA
      25,000    New Jersey Health Care Facilities Financing Authority Revenue
                Capital Health System Obligation Group, 5.25%, due 07/01/27             24,851        Baa1        A-
     100,000    New Jersey Health Care Facilities Financing Authority Revenue
                Community Medical Center/Kimball,
                5.50%, due 07/01/08, (FSA Insured)                                     107,529        Aaa         AAA
     235,000    New Jersey Health Care Facilities Financing Authority Revenue
                Cathedral Health Services, 5.25%, due 08/01/21, (MBIA/FHA Insured)     236,001        Aaa         AAA
     250,000    New Jersey Health Care Facilities Financing Authority
                Revenue Medical Center at Princeton Obligation Group,
                5.00%, due 07/01/28, (AMBAC Insured)                                   244,282        Aaa         AAA
     100,000    New Jersey Economic Development Authority Revenue Economic
                Growth - Series D, 6.55%, due 08/01/14, (LOC - Natwest Bank)           109,275                    A
     100,000    New Jersey Economic Development Authority Revenue
                Sewage Facilities, Anheuser-Busch Project, 5.85%, due 12/01/30         106,758        A1          A+
     150,000    New Jersey State Education Facilities Authority - Trenton State
                College - Series E, 6.00%, due 07/01/19, (AMBAC Insured)               161,279        Aaa         AAA
     290,000    New Jersey State Education Facilities Authority -
                Monmouth University, 5.40%, due 07/01/06                               303,517        Baa2        BBB
     100,000    New Jersey State Education Facilities Authority -
                New Jersey Institute Technology Issue - Series A,
                6.00%, due 07/01/24, (MBIA Insured)                                    108,594        Aaa         AAA
     375,000    New Jersey State Educational Facilities Authority
                Kean University - Series A,
                5.00%, due 07/01/27, (AMBAC Insured)                                   368,212        Aaa         AAA
     250,000    New Jersey State Higher Education Assistance Authority-
                Student Loan Revenue- Loan Program- Series A,
                5.80%, due 06/01/16, (MBIA Insured)                                    265,553        Aaa         AAA
      75,000    New Jersey State Higher Education Assistance Authority -
                Student Loan Revenue - Series A,
                5.30%, due 06/01/17, (AMBAC Insured)                                    75,000                    AAA
     125,000    New Jersey State Housing & Mortgage Finance Agency MHRB
                Refunding - Presidential Plaza,
                7.00%, due 05/01/30, (FHA Insured)                                     135,414                    AAA
     300,000    New Jersey State Housing & Mortgage Finance Agency MHRB
                Series A, 6.05%, due 11/01/20, (AMBAC Insured)                         318,006        Aaa         AAA
     100,000    New Jersey State Housing & Mortgage Finance Agency MHRB
                Series A, 6.25%, due 05/01/28, (AMBAC Insured)                         106,854        Aaa         AAA
      75,000    New Jersey State Housing & Mortgage Finance Agency, Multi-Family
                Housing - Series A, 5.65%, due 05/01/40, (AMBAC Insured)                76,708        Aaa         AAA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL NEW JERSEY MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$    125,000    New Jersey State Housing & Mortgage Finance Agency
                Revenue Housing - Series A, HUD Section 8,
                6.95%, due 11/01/13                                              $     134,755                    A+
     150,000    New Jersey State Housing & Mortgage Finance Agency - Home
                Buyers - Series O, 6.35%, due 10/01/27, (MBIA Insured),
                Subject to AMT                                                         160,614        Aaa         AAA
     140,000    Newark, New Jersey Housing Finance Corporation Mortgage Revenue,
                Refunding - HUD Section 8 - Manor Apartments-A,
                7.50%, due 02/15/24, (FHA Insured)                                     153,594                    AAA
     800,000    Port Authority of New York & New Jersey Special Obligation
                Revenue JFK International Air Terminal- Series 6,
                5.75%, due 12/01/22                                                    843,408        Aaa         AAA
     100,000    Puerto Rico Commonwealth, 4.875%, due 07/01/23, (MBIA Insured)          96,968        Aaa         AAA
     100,000    Puerto Rico Housing Bank & Finance Agency Single Family Mortgage
                Affordable Housing Mortgage - Portfolio I, 6.25%,
                due 04/01/29, (GNMA/FNMA/FHLMA Insured), Subject to AMT                105,544        Aaa         AAA
                TOTAL MUNICIPAL BONDS (COST $6,519,261)                              6,984,026

   SHARES
------------
CLOSED-END FUNDS (9.77%)
------------------------------------------------------------------------------------------------------------------------
      13,326    Muniyield New Jersey Insured Fund                                      206,553
      22,700    Munivest New Jersey Fund                                               310,706
      16,489    Muniyield New Jersey Fund                                              250,427
                TOTAL CLOSED-END FUNDS (COST $772,582)                                 767,686
                TOTAL INVESTMENTS (98.67%)(COST $7,291,843)#                         7,751,712
                CASH AND OTHER ASSETS, NET OF LIABILITIES (1.33%)                      104,657
                NET ASSETS (100.00%)                                             $   7,856,369


#    AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS IDENTICAL.

     AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES, ARE $466,279 AND $6,410, RESPECTIVELY, RESULTING IN NET UNREALIZED APPRECIATION OF $459,869.

     KEY:
     AMBAC   =  AMBAC INDEMNITY CORPORATION
     AMT     =  ALTERNATIVE MINIMUM TAX
     FGIC    =  FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA     =  FEDERAL HOUSING AUTHORITY
     FHLMA   =  FEDERAL HOME LOAN MORTGAGE ASSOCIATION
     FSA     =  FINANCIAL SECURITY ASSURANCE, INC.
     FNMA    =  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     GNMA    =  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     DHUD    =  DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
     LOC     =  LETTER OF CREDIT
     MBIA    =  MUNICIPAL BOND INSURANCE ASSOCIATION
     MHRB    =  MULTI-FAMILY HOUSING REVENUE BOND

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (100.29%)
------------------------------------------------------------------------------------------------------------------------
$    150,000    All Saints Health System, 9.00%, due 08/15/24, (MBIA Insured)    $     168,853        Aaa         AAA
     700,000    Atlanta & Fulton County Georgia-Downtown Arena Project,
                7.00%, due 12/01/28, (FSA Insured)                                     706,048        Aaa         AAA
     385,000    Baltimore, Maryland - Series B, General Obligation,
                7.90%, due 10/15/16, (FGIC Insured)                                    416,628        Aaa         AAA
   1,100,000    Bastrop, Texas Economic Development Corporation,
                8.00%, due 08/15/16                                                  1,154,351                    BBB+
     100,000    Buffalo, New York - Series F,
                9.05%, due 02/01/15, (AMBAC Insured)                                   105,614        Aaa         AAA
     240,000    California Housing Finance Agency - Series C,
                8.10%, due 02/01/37, (AMBAC Insured)                                   256,205        Aaa         AAA
     700,000    Cedartown Georgia Development Authority, Industrial
                Park Project A,
                7.00%, due 02/01/22, (AMBAC Insured)                                   709,590        Aaa         AAA
   2,000,000    Compton, California Community Redevelopment Agency - Series C,
                Tax Allocation, 0.00%*, due 08/01/22, (FSA Insured)                    400,000        Aaa         AAA
     150,000    Connecticut State Health and Educational Facilities,
                Maefair Health Care, 9.20%, due 11/01/24                               186,180        A1          AA-
     150,000    Connecticut State Health and Educational Facilities,
                Shady Knoll Center, 8.90%, due 11/01/24                                178,845        A1          AA-
     255,000    Connecticut State Housing Finance Authority - Series F,
                9.25%, due 05/15/27                                                    291,488        Aa2         AA
     200,000    Connecticut State Housing Finance Authority - Series G,
                7.625%, due 05/15/21                                                   214,740        Aa2         AA
     100,000    Connecticut State Development Authority - Sub series B1,
                8.50%, due 08/15/14                                                    109,056                    A+
     125,000    Conyers, Georgia Water & Sewer - Series B,
                8.75%, due 07/01/15, (AMBAC Insured)                                   138,970        Aaa         AAA
     250,000    Cuyahoga County, Ohio Economic Development - Series A,
                8.625%, due 06/01/22                                                   286,025        A
     100,000    Dallas-Fort Worth Texas International, Airport Facilities,
                7.07%, due 11/01/24, (MBIA Insured)                                    101,960        Aaa         AAA
     200,000    Florida Housing Finance Agency - Taxable Housing Mariner Club,
                8.25%, due 09/01/15, (AMBAC Insured)                                   215,888        Aaa         AAA
   1,230,000    Harrisburg, Pennsylvania - Series A, General Obligation,
                0.00%*, due 04/01/18, (AMBAC Insured)                                  334,068        Aaa         AAA
   1,165,000    Harrisburg, Pennsylvania - Series A, General Obligation,
                0.00%*, due 04/01/19, (AMBAC Insured)                                  296,259        Aaa         AAA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$    350,000    Harrison County, Mississippi - Series A, General Obligation,
                7.75%, due 04/01/16, (MBIA Insured)                              $     364,192        Aaa
     150,000    Idaho Housing Agency, HUD Section 8, 8.50%, due 07/01/09               162,105        A
     150,000    Illinois Housing Development Authority,
                8.64%, due 12/01/21, (AMBAC Insured)                                   162,268        Aaa         AAA
   2,180,000    Kern County, California Pension Obligation,
                0.00%*, due 08/15/18, (MBIA Insured)                                   578,790        Aaa         AAA
     325,000    Maryland State Community Development Administration,
                9.10%, due 05/15/10, (MHF Insured)                                     357,110        Aa3
     150,000    Memorial Health System, 8.375%, due 10/01/20, (MBIA Insured)           166,755        Aaa         AAA
     200,000    Michigan State Housing Development Authority - Series A,
                8.30%, due 11/01/15, (AMBAC Insured)                                   223,298        Aaa         AAA
      50,000    Minnesota State Housing Finance Agency - Series B,
                8.00%, due 02/01/18                                                     53,205                    AA
      50,000    Minnesota State Housing Finance Agency - Series G,
                8.05%, due 01/01/12                                                     53,076        Aa2         AA+
     600,000    Mississippi Hospital Equipment and Facilities,
                Wellesley Health Systems, 9.10%, due 04/01/06                          691,140        AAA
      80,000    New Hampshire State Housing and Finance Authority - Series C,
                9.40%, due 07/01/14                                                     88,418        Aa2
     240,000    New Jersey State Housing and Mortgage Finance Agency - Series E,
                8.95%, due 11/01/12                                                    264,036                    AA-
     700,000    New York State Dormitory Authority Revenue,
                Highland Hospital - Series B,
                7.45%, due 08/01/35, (MBIA Insured)                                    724,360        Aaa         AAA
     250,000    New York State Environmental Facilities - Series A,
                9.625%, due 03/15/21                                                   285,310        Baa1        BBB+
     300,000    New York State Housing Finance Agency - Series B,
                8.25%, due 05/15/35, (FHA Insured)                                     313,719                    AAA
     350,000    New York State Housing Finance Agency Revenue - Multi-family
                Series C, 8.11%, due 11/15/38, (FHA Insured)                           381,430                    AAA
     110,000    New York State Housing Finance Agency - Series B,
                Service Contract Obligation, 8.60%, due 03/15/04                       119,878        Baa1        BBB+
     100,000    Pittsburgh, Pennsylvania Urban Redevelopment Authority,
                9.07%, due 09/01/14, (FSA Insured)                                     115,040        Aaa         AAA
     300,000    Sacramento County, California,
                0.00%**, due 08/15/21, (MBIA Insured)                                  335,445        Aaa         AAA
     120,000    Southeastern Pennsylvania Transit Authority - Series B,
                8.75%, due 03/01/20, (FGIC Insured)                                    134,356        Aaa         AAA

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL TAXABLE MUNICIPAL BOND FUND
STATEMENT OF INVESTMENTS (CONTINUED)
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                                                         RATINGS
                                                                                                    --------------------
    FACE                                                                             VALUE                      STANDARD
   AMOUNT                                                                           (NOTE 1)        MOODY'S     & POOR'S
------------                                                                     -------------      -------     --------
MUNICIPAL BONDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
$    300,000    Tampa, Florida Sports Authority,
                8.07%, due 10/01/26, (MBIA Insured)                              $     323,805        Aaa         AAA
     375,000    Texas State Department of Housing & Community Affairs -
                Series C1, 7.76%, due 09/01/17, (MBIA Insured)                         398,576        Aaa         AAA
     300,000    Texas State Veterans Housing, General Obligation,
                7.35%,due 12/01/21                                                     310,296        Aa2         AA
   1,050,000    United Nations Development Corporation Refunded,
                8.80%, due 07/01/26                                                  1,220,657        AAA
     500,000    Virginia State Housing Development Authority
                Commonwealth Mortgage, 7.80%, due 07/01/17                             530,820        Aa1         AA+
     365,000    Virginia State Housing Development Authority - Series A,
                Multi-family, 8.125%, due 11/01/15                                     389,930        Aa1         AA+
     350,000    Wisconsin Housing & Economic Development Authority - Series H,
                7.875%, due 03/01/26                                                   371,284        Aa2         AA
                TOTAL MUNICIPAL BONDS (COST $14,082,983)                            15,390,067
                TOTAL INVESTMENTS (100.29%)(COST$14,082,983)#                       15,390,067
                LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-0.29%)                (44,991)
                NET ASSETS (100.00%)                                             $  15,345,076


#    AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS IDENTICAL.

     AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES, ARE $1,307,084 AND $0, RESPECTIVELY, RESULTING IN NET UNREALIZED APPRECIATION OF $1,307,084.

*    ZERO COUPON BOND

**   ZERO COUPON BOND UNTIL 08/15/98

     KEY:
     AMBAC   =  AMBAC INDEMNITY CORPORATION
     FGIC    =  FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA     =  FEDERAL HOUSING AUTHORITY
     FSA     =  FINANCIAL SECURITY ASSURANCE, INC.
     DHUD    =  DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT
     MBIA    =  MUNICIPAL BOND INSURANCE ASSOCIATION
     MHF     =  MARYLAND HOUSING FUND

_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                       LEBENTHAL     LEBENTHAL     LEBENTHAL
                                       NEW YORK      NEW JERSEY     TAXABLE
                                       MUNICIPAL     MUNICIPAL     MUNICIPAL
                                       BOND FUND     BOND FUND     BOND FUND
                                      ----------    ----------    -----------
ASSETS
Investment in securities at value
  (cost $129,569,094, $7,291,843
  and $14,082,983)                 $ 140,542,851    $ 7,751,712   $ 15,390,067
Cash                                          --         27,717             --
Receivables:
  Securities sold                      2,409,464             --             --
  Capital shares sold                  1,140,708         15,655         21,750
  Interest and Dividends                      --        116,277        280,059
  Due from Manager                        14,908         70,820         57,900
Deferred organization expenses                --          3,883          3,133
   Total assets                      144,107,931      7,986,064     15,752,909

LIABILITIES
Payables:
  Securities purchased                        --         75,287             --
  Capital shares redeemed                 48,539             --        113,886
  Due to custodian                        68,638             --        202,480
  Dividends declared                     413,874         23,106         58,657
  Distribution fee payable (Note 3)       31,073             --             --
  Management fee payable (Note 2)         27,764          1,654          3,267
  Administration fee payable              25,521          1,915          2,395
  Accrued Directors' fees                  2,661            163            299
Accrued expenses and other liabilities    51,353         27,570         26,849
    Total liabilities                    669,423        129,695        407,833

NET ASSETS                           143,438,508      7,856,369     15,345,076

NET ASSETS CONSIST OF:
Par value                                 17,037          1,113          2,040
Paid in capital                      132,897,628      7,666,721     14,363,740
Undistributed investment
  income - net                             8,544             --             --
Accumulated net realized loss on
  investments                           (458,458)      (271,334)      (327,788)
Unrealized appreciation on
  investments - net                   10,973,757        459,869      1,307,084
   Total net assets                $ 143,438,508    $ 7,856,369   $ 15,345,076

CLASS A
Net Assets                         $ 142,688,622    $ 7,856,369   $ 15,345,076
Shares outstanding (Note 4)           16,948,187      1,113,174      2,039,989
Net asset value, and redemption
  price per share                  $        8.42    $      7.06   $       7.52
Maximum offering price per share*  $        8.82    $      7.39   $       7.87

CLASS B
Net Assets                         $     749,886    $        --   $         --
Shares outstanding (Note 4)               89,025             --             --
Net asset value, and redemption
  price per share**                $        8.42    $        --   $         --


* THE SALES CHARGE FOR CLASS A IS 4.5% OF THE OFFERING PRICE ON A SINGLE SALE OF LESS THAN $50,000, REDUCED ON SALES OF $50,000 OR MORE AND CERTAIN OTHER SALES.

** CLASS B SHARES ARE SOLD WITHOUT AN INITIAL SALES CHARGE, BUT ARE SUBJECT TO A 5% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE REDEEMED WITHIN 11 MONTHS, REDUCED ON SHARES HELD OVER 12 MONTHS.


See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                       LEBENTHAL      LEBENTHAL      LEBENTHAL
                                       NEW YORK      NEW JERSEY       TAXABLE
                                       MUNICIPAL      MUNICIPAL      MUNICIPAL
                                       BOND FUND      BOND FUND      BOND FUND
                                      ----------    ----------     -----------
INVESTMENT INCOME
Income:
  Interest                           $ 4,024,182      $ 182,638      $ 561,689
  Dividends                               14,249         16,789          4,906
    Total income                       4,038,431        199,427        566,595

Expenses:
  Management fee (Note 2)                159,056         8,975          19,391
  Distribution fee
    - Class A (Note 3)                   174,529          8,975         19,391
    - Class B (Note 3)                     1,045             --             --
  Shareholder servicing fees
    - Class A                             45,089         14,437         16,556
    - Class B                             13,920             --             --
  Administration fee                      72,712          3,079          7,372
  Printing                                12,886            514          1,366
  Custodian fee                            7,253          2,532          2,546
  Interest                                 2,121             41            296
  Legal and compliance fees               24,917          2,843            673
  Audit and accounting fees               34,460         22,954         24,900
  Directors' fees                          3,817            168            418
  Registration fees
    - Class A                              6,146          2,878          3,463
    - Class B                              1,455             --             --
  Amortization of organization
    expenses (Note 1)                         --          3,862          3,116
  Other                                       37            289            834
    Total expenses                       559,443         71,547        100,322
  Less: Reimbursement of
          expenses by Manager (Note 2)   (13,863)       (39,995)       (25,651)
        Fees waived by
          Distributor (Note 3)            (1,045)        (8,975)       (19,391)
        Fees paid indirectly (Note 1)       (826)          (431)          (514)
    Net expenses                         543,709         22,146         54,766
Net investment income                  3,494,722        177,281        511,829

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
Net realized gain/(loss) on
  investments                            211,113          (6,705)      34,114
Change in unrealized appreciation
  of investments                       1,374,252           81,457      267,761
Net realized and unrealized gain
  on investments                       1,585,365           74,752      301,875
Increase in net assets from
  operations                         $ 5,080,087        $ 252,033    $ 813,704


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                   LEBENTHAL                  LEBENTHAL
                               NEW YORK MUNICIPAL        NEW JERSEY MUNICIPAL
                                   BOND FUND                  BOND FUND
                           --------------------------   ----------------------
                           SIX MONTHS         YEAR       SIX MONTHS      YEAR
                              ENDED           ENDED         ENDED        ENDED
                           MAY 31, 1998      NOV. 30,   MAY 31, 1998   NOV. 31,
                           (UNAUDITED)        1997      (UNAUDITED)      1997
                           -----------      ---------   -------------  --------
INCREASE (DECREASE)
IN NET ASSETS
  Operations:
  Net investment income    3,494,722    $ 6,460,590     $ 177,281    $ 279,289
  Net realized gain
    (loss) on
    investments              211,113      1,262,317       (6,705)       28,867
  Change in unrealized
  appreciation             1,374,252      2,368,635       81,457       153,909
  Increase in net assets
    from operations         5,080,087     10,091,542      252,033       462,065
  Dividends from net
    investment income
    Class A shares        (3,489,396)    (6,461,498)    (177,281)     (279,289)
    Class B shares            (5,326)            --           --            --
  Capital share
    transactions
    (Note 4)               7,709,083      7,902,703    1,660,033       756,659
  Total increase           9,294,448     11,532,747    1,734,785       939,435
  Net assets:
  Beginning of period    134,144,060    122,611,313    6,121,584     5,182,149
  End of period (1)    $ 143,438,508  $ 134,144,060  $ 7,856,369   $ 6,121,584
  (1) Includes
    Undistributed
    Net Investment
    Income                   $ 8,544        $ 8,544  $        --   $        --


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
_______________________________________________________________________________

                                                  LEBENTHAL TAXABLE MUNICIPAL
                                                           BOND FUND
                                                  ---------------------------
                                                  SIX MONTHS          YEAR
                                                     ENDED            ENDED
                                                 MAY 31, 1998      NOVEMBER 30,
                                                  (UNAUDITED)          1997
                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                        $ 511,829         $ 1,010,769
    Net realized gain (loss) on investments         34,114              97,125
    Change in unrealized appreciation              267,761             404,164
  Increase in net assets from operations           813,704           1,512,058
  Dividends from net investment income            (511,829)         (1,010,769)
  Capital share transactions (Note 4)               49,327            (114,600)
    Total increase                                 351,202             386,689
  Net assets:
    Beginning of period                         14,993,874          14,607,185
    End of period (1)                         $ 15,345,076        $ 14,993,874
  (1)Includes Undistributed Net
  Investment Income                            $        --        $         --


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________


                                                                         LEBENTHAL NEW YORK
                                                                     MUNICIPAL BOND FUND - CLASS A
                                                  --------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                      YEAR ENDED NOVEMBER 30,
                                                  MAY 31, 1998  ------------------------------------------------------
                                                  (UNAUDITED)    1997        1996        1995       1994#         1993
                                                 ------------   -----       -----        ----      ------        -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                $ 8.32      $ 8.09      $ 7.99      $ 6.84      $ 8.03      $ 7.54

Income from investment operations:
Net investment income                                 0.21        0.42        0.41        0.43        0.41        0.44
Net realized and unrealized gain
(loss) on investments                                 0.10        0.23        0.10        1.15       (1.15)       0.50
Total from investment operations                      0.31        0.65        0.51        1.58       (0.74)       0.94
Less distributions:
Dividends from net investment
income                                               (0.21)      (0.42)      (0.41)      (0.43)      (0.41)      (0.44)
Distributions from net realized gain
on investments                                          --          --          --          --       (0.04)      (0.01)
Total distributions                                  (0.21)      (0.42)      (0.41)      (0.43)      (0.45)      (0.45)
Net asset value, end of period                      $ 8.42      $ 8.32      $ 8.09      $ 7.99      $ 6.84      $ 8.03

TOTAL RETURN (1)
  (without deduction of sales load)                   3.73      % 8.27%       6.63%*     23.56%      (9.62)%     12.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                  $ 142,689   $ 134,144   $ 122,611   $ 105,579    $ 75,326    $ 80,727
Ratios to average net assets:
  Expenses (2)                                        0.78%**     0.89%**     1.09%       0.99%       0.64%##     0.20%##
  Net investment income (2)                           4.98%       5.16%       5.17%       5.63%       5.44%       5.42%


#    EFFECTIVE AUGUST 15, 1994, THE INVESTMENT MANAGER CHANGED TO LEBENTHAL
ASSET MANAGEMENT, INC.

##   IF THE INVESTMENT MANAGER HAD NOT WAIVED FEES AND REIMBURSED EXPENSES AND
THE ADMINISTRATOR AND DISTRIBUTOR HAD NOT WAIVED FEES, THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.10%, AND 1.12% FOR THE PERIODS ENDED NOVEMBER 30, 1994, AND 1993, RESPECTIVELY, FOR THE NEW YORK BOND FUND.

* INCLUDES THE EFFECT OF A CAPITAL CONTRIBUTION FROM THE FUND'S MANAGER. WITHOUT THE CAPITAL CONTRIBUTION THE TOTAL RETURN WOULD HAVE BEEN 6.24%.

** INCLUDES FEES PAID INDIRECTLY OF LESS THAN 0.01% FOR THE NEW YORK MUNICIPAL BOND FUND.

(1) NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2) ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________

                                                        LEBENTHAL NEW YORK
                                                  MUNICIPAL BOND FUND - CLASS B
                                                  -----------------------------
                                                         SIX MONTHS ENDED
                                                          MAY 31, 1998*
                                                           (UNAUDITED)
                                                       -----------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                         $ 8.34
Income from investment operations:
Net investment income                                          0.14
Net realized and unrealized gain (loss) on investments         0.08
Total from investment operations                               0.22
Less distributions:
Dividends from net investment income                          (0.14)
Distributions from net realized gain on investments             --
Total distributions                                           (0.14)
Net asset value, end of period                               $ 8.42
Total Return (1)
  (without deduction of sales load)                            2.65%
Ratios/Supplemental Data
Net assets, end of period (000)                               $ 750
Ratios to average net assets:
  Expenses (2)                                                 1.54%**
  Net investment income (2)                                   14.07%
Portfolio turnover                                            30.66%


(1)  NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

*    CLASS COMMENCED OPERATIONS ON DECEMBER 3, 1997.

**   IF THE INVESTMENT MANAGER AND DISTRIBUTOR HAD NOT WAIVED FEES AND
REIMBURSED EXPENSES, THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 12.70%.


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________

                                                                                 LEBENTHAL NEW JERSEY
                                                                                  MUNICIPAL BOND FUND
                                                            ----------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED              YEAR ENDED NOVEMBER 30,
                                                             MAY 31, 1998  -------------------------------------------
                                                             (UNAUDITED)     1997       1996        1995        1994#*
                                                            -------------   ------     ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $ 6.97      $ 6.74      $ 6.70      $ 5.95      $ 7.16
Income from investment operations:
Net investment income                                             0.17        0.35        0.36        0.36        0.32
Net realized and unrealized gain
  (loss) on investments                                           0.09        0.23        0.04        0.75       (1.21)
Total from investment operations                                  0.26        0.58        0.40        1.11       (0.89)
Less distributions:
Dividends from net investment income                             (0.17)      (0.35)      (0.36)      (0.36)      (0.32)
Net asset value, end of period                                  $ 7.06      $ 6.97      $ 6.74      $ 6.70      $ 5.95

TOTAL RETURN (1)
  (without deduction of sales load)                               3.81%       8.84%       6.18%      19.10%     (12.70%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                                $ 7,856     $ 6,122     $ 5,182     $ 3,358     $ 2,145
Ratios to average net assets:
  Expenses ## (2)                                                 0.63%**     0.70%**     0.63%**     0.60%       0.60%
  Net investment income (2)                                       4.94%       5.12%       5.37%       5.64%       4.97%
Portfolio turnover                                               17.93%      57.19%      28.56%      61.69%     291.60%


#   EFFECTIVE AUGUST 15, 1994, THE INVESTMENT MANAGER CHANGED TO LEBENTHAL
ASSET MANAGEMENT, INC.

*   FUND COMMENCED OPERATIONS ON DECEMBER 1, 1993.

## IF THE INVESTMENT MANAGER HAD NOT WAIVED FEES AND REIMBURSED EXPENSES AND THE ADMINISTRATOR AND DISTRIBUTOR HAD NOT WAIVED FEES, THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.98%, 2.57%, 3.20%, 4.13%, AND 4.83% FOR THE SIX MONTHS ENDED MAY 31, 1998 AND FOR THE YEARS ENDED NOVEMBER 30, 1997, 1996, 1995 AND 1994, RESPECTIVELY, FOR THE NEW JERSEY BOND FUND.

** INCLUDES FEES PAID INDIRECTLY OF 0.01%, 0.02%, AND 0.03% FOR THE NEW JERSEY BOND FUND, FOR 1998, 1997, AND 1996, RESPECTIVELY.

(1)  NOT ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

(2)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
_______________________________________________________________________________

                                                                                 LEBENTHAL NEW JERSEY
                                                                                  MUNICIPAL BOND FUND
                                                            ----------------------------------------------------------
                                                             SIX MONTHS
                                                                ENDED              YEAR ENDED NOVEMBER 30,
                                                             MAY 31, 1998  -------------------------------------------
                                                             (UNAUDITED)     1997       1996        1995        1994#*
                                                            -------------   ------     ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                            $ 7.37      $ 7.13      $ 7.22      $ 6.34      $ 7.16
Income from investment operations:
Net investment income                                             0.24        0.50        0.52        0.53        0.44
Net realized and unrealized gain
  (loss) on investments                                           0.15        0.24       (0.09)       0.88       (0.82)
Total from investment operations                                  0.39        0.74        0.43        1.41       (0.38)
Less distributions:
Dividends from net investment income                             (0.24)      (0.50)      (0.52)      (0.53)      (0.44)
Net asset value, end of period                                  $ 7.52      $ 7.37      $ 7.13      $ 7.22      $ 6.34

TOTAL RETURN (1)
  (without deduction of sales load)                               5.42%      10.89%       6.35%      23.11%      (5.45%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)                               $ 15,345    $ 14,994    $ 14,607     $ 8,686     $ 2,990
Ratios to average net assets:
  Expenses ## (2)                                                 0.71%       0.79%**     0.61%**     0.60%       0.60%
  Net investment income (2)                                       6.60%       7.06%       7.34%       7.57%       6.74%
Portfolio turnover                                               12.58%      34.52%      44.46%      84.74%      93.73%


#   EFFECTIVE AUGUST 15, 1994, THE INVESTMENT MANAGER CHANGED TO LEBENTHAL
ASSET MANAGEMENT, INC.

*   FUND COMMENCED OPERATIONS ON DECEMBER 1, 1993.

## IF THE INVESTMENT MANAGER HAD NOT WAIVED FEES AND REIMBURSED EXPENSES AND THE ADMINISTRATOR AND DISTRIBUTOR HAD NOT WAIVED FEES, THE RATIO OF OPERATING EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.29%, 1.42%, 1.63%, 2.59%, AND 3.60% FOR THE SIX MONTHS ENDED MAY 31, 1998 AND FOR THE YEARS ENDED NOVEMBER 30, 1997, 1996, 1995 AND 1994, RESPECTIVELY, FOR THE TAXABLE BOND FUND.

**  INCLUDES FEES PAID INDIRECTLY OF 0.01% FOR THE TAXABLE BOND FUND.


_______________________________________________________________________________
See Notes to Financial Statements.


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
_______________________________________________________________________________

1. SUMMARY OF ACCOUNTING POLICIES
Lebenthal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of Lebenthal New York Municipal Bond Fund (the "New York Bond Fund"), Lebenthal New Jersey Municipal Bond Fund (the "New Jersey Bond Fund") and Lebenthal Taxable Municipal Bond Fund (the "Taxable Bond Fund") collectively, The Funds. Effective December 3, 1997, the New York Bond Fund began to offer a second class of shares, Class B. Class B shares are sold without an initial sales charge but will have a higher expense ratio than Class A shares due to higher 12b-1 fees. The Company's financial statements are prepared in accordance with generally accepted accounting principles as follows:

  A) VALUATION OF SECURITIES -
  Municipal obligations are stated on the basis of valuations provided by a pricing service approved by the Board of Directors, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. If a pricing service is not used, municipal obligations will be valued at quoted prices provided by municipal bond dealers. Other securities for which transaction prices are readily available are stated at market value (determined on the basis of the last reported sales price, or a similar means). Short-term investments that will mature in sixty (60) days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair market value as determined in good faith by or under the direction of the Board of Directors.

  B) FEDERAL INCOME TAXES -
  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt and taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

  C) DIVIDENDS AND DISTRIBUTIONS -
  Dividends from net investment income are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments, are made after the close of the Funds' fiscal year, as declared by the Funds' Board of Directors.

  D) ORGANIZATIONAL EXPENSES -
  Costs incurred in connection with the organization of each Fund and their initial registration are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

  E) GENERAL -
  Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. For the New York Bond Fund, investment income and


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
_______________________________________________________________________________

SUMMARY OF ACCOUNTING POLICIES (CONTINUED)
  realized and unrealized gains and losses are allocated to each class based upon the relative daily net assets of each class of share. Expenses that are directly attributable to a class are charged only to that class. Expenses not directly attributable to a specific class are allocated based upon the relative daily net assets of each class of shares.

  F) FEES PAID INDIRECTLY -
  Funds leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expense, and reflect the amount of such credits as a reduction in total expenses, of $826, $431, and $514, for the New York Bond Fund, New Jersey Bond Fund, and Taxable Bond Fund, respectively.

  G) ESTIMATES -
  The preparation of financial statements in conformity with generally accepted accounting principles requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Management Contract the Funds pay a management fee to Lebenthal Asset Management, Inc. (its Manager), equal to 0.25% of each Fund's average daily net assets up to $50 million; 0.225% of such assets between $50 million and $100 million; and 0.20% of such assets in excess of $100 million. The Manager manages the portfolio of securities of each Fund and makes decisions with respect to the purchase and sale of investments. Although not required to do so, the Manager has voluntarily agreed to reimburse expenses for the New York Bond Fund - Class B, the New Jersey Bond Fund, and the Taxable Bond Fund amounting to $13,863, $39,995 and $25,651, respectively.

Lebenthal & Co., Inc. retained commissions of $132,217 from the sales of shares of the Company.

The Directors of the Company who are unaffiliated with the Manager or the Distributor are paid $2,000 per annum plus $500 per meeting attended.

3. DISTRIBUTION PLAN
Pursuant to a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Company and Lebenthal & Co., Inc. (the Distributor) have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives a fee equal to 0.25% of the Fund's average daily net assets for the New York Bond Fund - Class A shares, the New Jersey Bond Fund, and the Taxable Bond Fund, and, 1.00% for the New York Bond Fund - Class B shares. For the six months ended May 31, 1998, the Distributor voluntarily


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
_______________________________________________________________________________

waived fees of $8,975, $19,391 and $1,045 from the New Jersey Bond Fund, the Taxable Bond Fund, and the Class B shares of the New York Bond Fund, respectively. There were no additional expenses borne by the Company pursuant to the Distribution Plan.

4. CAPITAL STOCK
At May 31, 1998, there were 20,000,000,000 shares of $0.001 par value stock authorized. Transactions in capital stock were as follows:

                          LEBENTHAL NEW YORK           LEBENTHAL NEW YORK
                         MUNICIPAL BOND FUND -        MUNICIPAL BOND FUND -
                              CLASS A                        CLASS A
                           SIX MONTHS ENDED                YEAR ENDED
                             MAY 31, 1998               NOVEMBER 30, 1997
                       -----------------------      --------------------------
                         SHARES       AMOUNT          SHARES          AMOUNT
                       ---------  ------------      ----------    ------------
Sold                   1,569,182  $ 13,181,895       2,533,634    $ 20,632,289
Issued as
  reinvestment of
  dividends              362,348     3,039,221         704,599       5,693,051
Redeemed              (1,103,918)   (9,259,967)     (2,274,159)    (18,422,637)
Net increase             827,612   $ 6,961,149         964,074     $ 7,902,703

                          LEBENTHAL NEW YORK
                         MUNICIPAL BOND FUND -
                               CLASS B
                           SIX MONTHS ENDED
                             MAY 31, 1998*
                        -----------------------
                          SHARES       AMOUNT
                        ---------    ---------
Sold                      88,607     $ 744,429
Issued as
  reinvestment of
  dividends                  418         3,505
Redeemed                      --            --
Net increase              89,025     $ 747,934

                          LEBENTHAL NEW JERSEY          LEBENTHAL NEW JERSEY
                          MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
                           SIX MONTHS ENDED                  YEAR ENDED
                             MAY 31, 1998                NOVEMBER 30, 1997
                       -----------------------      --------------------------
                         SHARES      AMOUNT            SHARES        AMOUNT
                       ---------  ------------      ----------    ------------
Sold                     301,740   $ 2,134,075         198,467     $ 1,350,032
Issued as
  reinvestment of
  dividends               21,159       148,964          34,595         234,078
Redeemed                 (88,470)     (623,006)       (123,178)       (827,451)
Net increase             234,429   $ 1,660,033         109,884       $ 756,659


* LEBENTHAL NEW YORK MUNICIPAL BOND FUND - CLASS B COMMENCED OPERATIONS ON DECEMBER 3, 1997.


LEBENTHAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
_______________________________________________________________________________

                            LEBENTHAL TAXABLE             LEBENTHAL TAXABLE
                           MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
                            SIX MONTHS ENDED                 YEAR ENDED
                             MAY 31, 1998                NOVEMBER 30, 1997
                         ---------------------         -----------------------
                          SHARES      AMOUNT           SHARES         AMOUNT
                         -------   -----------        --------     -----------
Sold                     212,272   $ 1,590,574         399,620     $ 2,813,420
Issued as
  reinvestment of
  dividends               46,714       349,194          99,357         698,549
Redeemed                (252,744)   (1,890,441)       (514,463)     (3,626,569)
Net increase/
  (decrease)               6,242      $ 49,327         (15,486)     $ (114,600)

5. INVESTMENT TRANSACTIONS
Purchases of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term debt obligations and government securities having maturities of one year or less, were $43,178,887, $2,944,995, and $1,956,082, respectively. Sales of investment securities for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, other than short term obligations, were $44,183,681, $1,257,206, and $2,271,205, respectively.

6. FEDERAL INCOME TAXES
Tax basis capital losses which may be carried forward to offset future capital gains through November 30, 2004 amounted to $658,345 (maturing November 30,
2001), $264,623 ($249,856 and $14,767 maturing November 30, 2001 and November
30, 2004, respectively) and $353,362 ($130,361 and $223,001 maturing November 30, 2001 and November 30, 2004, respectively) for the New York Bond Fund, the New Jersey Bond Fund, and the Taxable Bond Fund, respectively.

7. CONCENTRATION OF CREDIT RISK
The New York Bond Fund invests primarily in obligations of political subdivisions of the state of New York and the New Jersey Bond Fund invests primarily in obligations of political subdivisions of the state of New Jersey and accordingly these funds are subject to the risk associated with the non-performance of such issuers. Each Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of financial institutions issuing letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH INCLUDES INFORMATION REGARDING THE FUND'S OBJECTIVES AND POLICIES, EXPERIENCE OF ITS MANAGEMENT, MARKETABILITY OF SHARES, AND OTHER INFORMATION.


LEBENTHAL FUNDS, INC.
120 BROADWAY
NEW YORK, NEW YORK 10271
(212) 425-6116

DISTRIBUTOR AND
SHAREHOLDER SERVICING AGENT
LEBENTHAL & CO., INC.
120 BROADWAY
NEW YORK, NEW YORK 10271

120 BROADWAY, NEW YORK, NY 10271
(212) 425-6116
OUTSIDE OF NYC 1-800-221-5822

THEWORKHORSEOFINVESTMENTS.